File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class ABC Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus sections, "Enterprise Small Company Growth Fund" (page 5), "Enterprise Small Company Value Fund"(page 8), "Class A Initial Sales Charge Waiver" (page 80), "How to Purchase Shares" (page 83), and "The Fund Managers" (page 92).

On page 5 under "Fund Profile" of the Enterprise Small Company Growth Fund, the "Investment Strategies" paragraph is replaced with the following effective immediately:

The Small Company Growth Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Fund invests in a diversified portfolio of common stocks of small capitalization companies which exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. These companies have a market capitalization of up to $2.0 billion. The Fund Manager uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth, and the company's performance versus its peer group. Generally, the Fund Manager looks for sales growth in excess of 15% for three to five years, and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the portfolio is actively monitored. Securities will be sold if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry's dynamics have negatively changed. The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

On page 8 under "Fund Profile" of the Enterprise Small Company Value Fund, the "Investment Strategies" paragraph is replaced with the following effective immediately:

The Small Company Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Fund invests in common stocks of small capitalization companies that the Fund Manager believes are undervalued - that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $2.0 billion. The Fund Manager will not sell a company's securities solely because that company's market capitalization rises above $2.0 billion. The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. The
Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

On page 80 the section, "Class A Initial Sales Charge Waivers", is replaced with the following effective immediately:

The following individuals and institutions may purchase Class A shares without an initial sales charge:

?	Selling brokers, their employees and their registered
representatives.
?	Employees, clients or direct referrals of any Fund Manager
or of Evaluation Associates, Inc.
?	Directors, former directors, employees or retirees of the
Advisor or of The MONY Group Inc. ("MONY") and its subsidiaries.
?	Family including spouses, parents, siblings, children and
grandchildren and employee benefit plans of any of the first three categories.
?	MONY and its subsidiaries.
?	Clients of fee-based financial planners.
?	Financial institutions and financial institutions'
trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

On page 83 under "How to Purchase Shares", the following language is added effective immediately:

Important Information About Procedures For Opening A New Account

To conform to new regulations of the USA PATRIOT Act of 2001 the Funds are required to obtain, verify, and record information that identifies each person who opens an account.

A revised new account application includes your name, street address, date of birth and other identification information.
The regulations require completion of this information before an account is opened, and you may also be requested to provide other identification documents. In addition, the Funds may confirm your identity through the use of identity verification reports provided by consumer reporting agencies. Your personal information will be treated with the utmost confidentiality.

If you fail to provide the required information or provide inaccurate information, this may lead to a delay in the processing of your account application and investment. If the Funds cannot complete the identification process, your investment and the application may be returned.

On page 92 under the "Small Company Growth Fund", the paragraph under "Fund Managers" is replaced with the following effective immediately:

Walter T. Prendergast, Managing Director of Witter, is responsible for the day-to-day management of the Fund. Mr. Prendergast joined Witter in 2003 and was previously employed as managing director of Weiss, Peck and Greer Investments LLC since 1996.

September 4, 2003

File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class Y
Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus sections, "Enterprise Small Company Growth Fund" (page 5), "Enterprise
Small Company Value Fund" (page 8), "How to Purchase Shares"
(page 71), and "The Fund Managers" (page 80).

On page 5 under "Fund Profile" of the Enterprise Small Company
Growth Fund, the "Investment Strategies" paragraph is replaced with the following effective immediately:

The Small Company Growth Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Fund invests in a diversified portfolio of common stocks of small capitalization companies which exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models. These companies have a market capitalization of up to $2.0 billion. The Fund Manager uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth, and the company's performance versus its peer group. Generally, the Fund Manager looks for sales growth in excess of 15% for three to five years, and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the portfolio is actively monitored. Securities will be sold if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry's dynamics have negatively changed.
The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets,including collateral received for securities lent.

On page 8 under "Fund Profile" of the Enterprise Small Company Value Fund, the "Investment Strategies" paragraph is replaced with the following effective immediately:

The Small Company Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Fund invests in common stocks of small capitalization companies that the Fund Manager believes are undervalued - that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $2.0 billion. The Fund Manager will not sell a company's securities solely because that company's market capitalization rises above $2.0 billion.
The Fund Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

On page 71 under "How to Purchase Shares", the following language is added effective immediately:

Important Information About Procedures For Opening A New Account

To conform to new regulations of the USA PATRIOT Act of 2001 the Funds are required to obtain, verify, and record information that identifies each person who opens an account.

A revised new account application includes your name, street address, date of birth and other identification information. The regulations require completion of this information before an account is opened, and you may also be requested to provide other identification documents. In addition, the Funds may confirm your identity through the use of identity verification reports provided by consumer reporting agencies. Your personal information will be treated with the utmost confidentiality.

If you fail to provide the required information or provide inaccurate information, this may lead to a delay in the processing of your account application and investment. If the Funds cannot complete the identification process, your investment and the application may be returned.

On page 80 under the "Small Company Growth Fund", the paragraph under "Fund Managers" is replaced with the following effective immediately:

Walter T. Prendergast, Managing Director of Witter, is responsible for the day-to-day management of the Fund. Mr. Prendergast joined Witter in 2003 and was previously employed as managing director of Weiss, Peck and Greer Investments LLC since 1996.

September 4, 2003
File Number 2-28097
Amendment to the Statement of Additional Information
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Statement of
Additional Information dated February 28, 2003, as amended
April 15 and 25, 2003.

This information reflects changes to the sections, "Investment Strategies" and "Purchase, Redemption and Pricing of Securities Being Offered". Under the "Investment Strategies" section, the "Small Company Growth Fund" paragraph is replaced with the following effective immediately:

The Small Company Growth Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Fund invests in a diversified portfolio of common stocks of small capitalization companies which exhibit above-average growth characteristics, are undergoing positive growth or change, and have superior business models.
These companies have a market capitalization of up to $2.0 billion. The Fund Manager uses a disciplined approach in evaluating growth companies and in examining relative and absolute valuations, management depth, and the company's performance versus its peer group. Generally, the Fund Manager looks for sales growth in excess of 15% for three to five years, and earnings growth of 20%. Companies are continuously assessed through both industry and trade contacts, and the portfolio is actively monitored. Securities will be sold if they have reached their target valuation, if their fundamentals have deteriorated, or if their industry's dynamics have negatively changed. The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Under the "Investment Strategies" section, the first paragraph under "Small Company Value Fund" is replaced with the following effective immediately:

The Small Company Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. The Fund invests in common stocks of small capitalization companies that the Fund Manager believes are undervalued - that is, the stock's market price does not fully reflect the company's value. These companies have a market capitalization of up to $2.0 billion. The Fund Manager will not sell a company's securities solely because that company's market capitalization rises above $2.0 billion. The Fund
Manager uses a proprietary research technique to determine which stocks have a market price that is less than the "private market value" or what an investor would pay for the company. The Fund Manager then determines whether there is an emerging valuation catalyst that will focus investor attention on the underlying assets of the company and increase the market price. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management. The Fund may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets, including collateral received for securities lent.

Under the "Purchase, Redemption and Pricing of Securities Being
Offered" section, the first paragraph under "Initial Sales Charge
Waivers and Reductions", is replaced with the following effective immediately:

No sales charge applies to purchases of Class A shares by any of the following: (a) selling brokers, their employees and their registered representatives; (b) employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc.
("EAI"); (c) directors, former directors, employees or retirees of the Fund or of MONY and its subsidiaries; (d) family including spouses, parents, siblings, children, grandchildren and employee benefit plans of any of (a), (b) and (c) above; (e) certain employer sponsored retirement accounts subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor;
(f) MONY and its subsidiaries; (g) clients of fee-based financial planners; and (h) financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

September 4, 2003